PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 107	$ 104	$ 511	$ 469